Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2018
Registrant Name	dei_EntityRegistrantName	Harbor Funds
CIK	dei_EntityCentralIndexKey	0000793769
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Jun. 01, 2018
Effective Date	dei_DocumentEffectiveDate	Jun. 01, 2018
Prospectus Date	rr_ProspectusDate	Jun. 01, 2018